SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Common Stock
Interest earned on investments held in Trust Account	$ 514		$ 4,133		$ 1,272		$ 74,465		$ 77,229	$ 625,608
Non-Redeemable Common Stock
Net loss and other comprehensive loss	$ (7,715,120)	$ (6,825,527)	$ (5,916,947)	$ (5,749,171)	$ (14,540,647)		$ (11,666,118)		$ (31,674,084)	$ (18,468,776)
LifeSci Acquisition II Corp
Redeemable Common Stock
Interest earned on investments held in Trust Account								$ 30,397
Non-Redeemable Common Stock
Net loss and other comprehensive loss						$ (1,000)		(561,449)
Redeemable common stock | LifeSci Acquisition II Corp
Redeemable Common Stock
Interest earned on investments held in Trust Account						0		30,397
Franchise Tax						0		(30,397)
Net Earnings						0		0
Non-Redeemable Common Stock
Redeemable Net Earnings						$ 0		$ 0
Weighted Average Common Stock, Basic and Diluted						0		8,009,041
Basic and Diluted net earnings (loss) per common share						$ 0.00		$ 0.00
Non-redeemable common stock | LifeSci Acquisition II Corp
Redeemable Common Stock
Net Earnings						$ 0		$ 0
Non-Redeemable Common Stock
Net loss and other comprehensive loss						(1,000)		(561,449)
Redeemable Net Earnings						0		0
Non-Redeemable Net Loss						$ (1,000)		$ (561,449)
Weighted Average Common Stock, Basic and Diluted						1,875,000		1,951,216
Basic and Diluted net earnings (loss) per common share						$ 0.00		$ (0.29)